Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	72 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended	132 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000206607_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.55%
C000206607_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.95%
C000206607_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.66%
C000218746_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.33%
C000218746_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	7.44%
C000177582_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.55%
C000177582_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.95%
C000177582_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.47%
C000183133_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.55%
C000183133_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.95%
C000183133_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	5.67%
C000103365_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.55%
C000103365_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.95%
C000103365_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						4.97%
C000170041_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.46%
C000170041_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.00%
C000170041_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.61%
C000103361_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.33%
C000103361_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		3.95%
C000103361_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						3.46%
C000183136_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	37.82%
C000183136_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.73%
C000183136_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	13.65%
C000218748_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.55%
C000218748_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	10.26%
C000163541_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.33%
C000163541_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		3.95%
C000163541_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.93%
C000218747_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.55%
C000218747_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	10.26%
C000195573_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.55%
C000195573_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.95%
C000195573_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	4.45%
C000163542_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.25%
C000163542_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.46%
C000163542_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.93%
C000079292_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.55%
C000079292_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.95%
C000079292_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						4.97%
C000155835_0_LG_BBIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI (All Country World Index) ex USA Index
C000155835_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																$ 10,000
C000155835_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															$ 9,176
C000155835_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														$ 9,213
C000155835_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													$ 11,410
C000155835_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												$ 10,488
C000155835_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											$ 11,691
C000155835_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										$ 11,404
C000155835_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									$ 14,808
C000155835_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								$ 11,164
C000155835_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,534	$ 12,534	$ 12,534	$ 12,534	$ 12,534	$ 12,534	$ 12,534
C000155835_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.55%
C000155835_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.95%
C000155835_2_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	4.84%
C000155834_0_LG_BBIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000155834_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000155834_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,949
C000155834_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,398
C000155834_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													12,855
C000155834_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												13,799
C000155834_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											15,776
C000155834_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										17,308
C000155834_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									24,735
C000155834_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								21,121
C000155834_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 23,264	$ 23,264	$ 23,264	23,264	23,264	$ 23,264	23,264
C000155834_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	38.02%
C000155834_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.27%
C000155834_2_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	13.19%
C000206607_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI Emerging Markets Low Volatility Index Fund
C000206607_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,000
C000206607_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,110
C000206607_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										9,595
C000206607_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,877
C000206607_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								9,872
C000206607_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,999	$ 10,999	$ 10,999	10,999	10,999	10,999	10,999
C000206607_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Emerging Markets Low Volatility Focus Index℠
C000206607_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,000
C000206607_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,258
C000206607_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										9,827
C000206607_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									12,283
C000206607_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,249
C000206607_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,472	11,472	$ 11,472	11,472	11,472	11,472	11,472
C000206607_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI (All Country World Index) ex USA Index
C000206607_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,000
C000206607_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,858
C000206607_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,590
C000206607_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									13,752
C000206607_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,368
C000206607_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,640	$ 11,640	$ 11,640	11,640	11,640	11,640	11,640
C000206607_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.98%
C000206607_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.30%
C000206607_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	4.78%
C000206607_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	20.82%
C000206607_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.21%
C000206607_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	5.84%
C000218746_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI Emerging Markets Value Index Fund
C000218746_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,000
C000218746_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,780
C000218746_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									14,527
C000218746_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,868
C000218746_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,586	$ 12,586	12,586	12,586	12,586	12,586	12,586
C000218746_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Emerging Markets Value Focus Index℠
C000218746_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,000
C000218746_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,814
C000218746_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									14,782
C000218746_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,036
C000218746_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,841	$ 12,841	12,841	12,841	12,841	12,841	12,841
C000218746_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
C000218746_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,000
C000218746_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,298
C000218746_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									14,386
C000218746_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								9,924
C000218746_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,000	$ 11,000	11,000	$ 11,000	11,000	11,000	11,000
C000218746_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	29.09%
C000218746_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	11.46%
C000218746_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	31.84%
C000218746_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	12.49%
C000177582_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Flex® International Index Fund
C000177582_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000177582_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,790
C000177582_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,785
C000177582_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,014
C000177582_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,745
C000177582_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									15,188
C000177582_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,452
C000177582_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,909	12,909	12,909	$ 12,909	12,909	12,909	12,909
C000177582_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) ex USA Index
C000177582_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000177582_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,809
C000177582_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,855
C000177582_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,101
C000177582_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,803
C000177582_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									15,326
C000177582_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,555
C000177582_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,973	$ 12,973	12,973	$ 12,973	12,973	12,973	12,973
C000177582_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.59%
C000177582_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.84%
C000177582_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	6.30%
C000183133_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® International Sustainability Index Fund
C000183133_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000183133_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,960
C000183133_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												9,999
C000183133_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,279
C000183133_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,447
C000183133_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									14,568
C000183133_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,473
C000183133_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,801	$ 11,801	11,801	$ 11,801	11,801	11,801	11,801
C000183133_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) ex USA ESG Leaders Index
C000183133_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000183133_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,000
C000183133_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,114
C000183133_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,464
C000183133_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,667
C000183133_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									14,934
C000183133_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,741
C000183133_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,069	12,069	12,069	$ 12,069	12,069	12,069	12,069
C000183133_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) ex USA Index
C000183133_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000183133_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,047
C000183133_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,155
C000183133_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,320
C000183133_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,041
C000183133_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									14,338
C000183133_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,809
C000183133_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,136	$ 12,136	12,136	$ 12,136	12,136	12,136	$ 12,136
C000183133_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.62%
C000183133_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.28%
C000183133_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	5.17%
C000183133_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.93%
C000183133_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.63%
C000183133_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	5.64%
C000103365_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Global ex U.S. Index Fund
C000103365_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	$ 10,000
C000103365_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																9,455
C000103365_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,520
C000103365_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,788
C000103365_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,789
C000103365_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,007
C000103365_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,737
C000103365_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										15,170
C000103365_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,444
C000103365_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								12,903
C000103365_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 15,944	$ 15,944	15,944	15,944	15,944	15,944	$ 15,944
C000103365_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI (All Country World Index) ex USA Index
C000103365_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000103365_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																9,545
C000103365_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,583
C000103365_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,868
C000103365_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,910
C000103365_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,161
C000103365_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,862
C000103365_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										15,403
C000103365_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,613
C000103365_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								13,038
C000103365_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,238	$ 16,238	16,238	16,238	$ 16,238	$ 16,238	$ 16,238
C000103365_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.57%
C000103365_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.84%
C000103365_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						4.78%
C000170041_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Total International Index Fund
C000170041_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,000
C000170041_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,090
C000170041_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													12,448
C000170041_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,401
C000170041_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,641
C000170041_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,392
C000170041_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									16,167
C000170041_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								12,124
C000170041_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,614	$ 13,614	13,614	13,614	$ 13,614	$ 13,614	13,614
C000170041_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI (All Country World Index) ex USA Investable Market Index
C000170041_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,000
C000170041_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,131
C000170041_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													12,561
C000170041_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,520
C000170041_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,802
C000170041_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,530
C000170041_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									16,426
C000170041_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								12,311
C000170041_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,764	$ 13,764	13,764	13,764	$ 13,764	13,764	$ 13,764
C000170041_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.34%
C000170041_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.84%
C000170041_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	6.36%
C000103361_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Emerging Markets Index Fund
C000103361_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000103361_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																8,454
C000103361_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,297
C000103361_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,741
C000103361_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,256
C000103361_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,418
C000103361_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,393
C000103361_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										14,369
C000103361_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									9,943
C000103361_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,011
C000103361_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,612	$ 13,612	13,612	13,612	13,612	13,612	$ 13,612
C000103361_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity Emerging Markets Index Fund Linked Index℠
C000103361_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000103361_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																8,507
C000103361_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,373
C000103361_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,858
C000103361_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,377
C000103361_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,611
C000103361_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,571
C000103361_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										14,706
C000103361_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,145
C000103361_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,244
C000103361_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	14,092	14,092	14,092	14,092	14,092	14,092	$ 14,092
C000103361_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI Emerging Markets Index
C000103361_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000103361_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																8,550
C000103361_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,346
C000103361_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,823
C000103361_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,347
C000103361_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,577
C000103361_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,535
C000103361_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										14,663
C000103361_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,115
C000103361_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,211
C000103361_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,051	$ 14,051	14,051	$ 14,051	14,051	$ 14,051	$ 14,051
C000103361_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.63%
C000103361_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		3.58%
C000103361_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						3.13%
C000103361_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.33%
C000103361_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		3.95%
C000103361_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						3.49%
C000183136_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® U.S. Sustainability Index Fund
C000183136_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000183136_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,900
C000183136_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,518
C000183136_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											13,483
C000183136_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										14,829
C000183136_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									21,923
C000183136_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								17,848
C000183136_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 20,075	$ 20,075	20,075	$ 20,075	20,075	$ 20,075	20,075
C000183136_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA ESG Leaders Index
C000183136_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000183136_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,904
C000183136_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,542
C000183136_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											13,531
C000183136_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										14,897
C000183136_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									22,049
C000183136_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								17,970
C000183136_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	20,235	20,235	20,235	$ 20,235	20,235	20,235	20,235
C000183136_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Index
C000183136_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000183136_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,813
C000183136_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,530
C000183136_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											13,106
C000183136_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										14,543
C000183136_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									20,758
C000183136_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								17,257
C000183136_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 18,905	$ 18,905	18,905	$ 18,905	18,905	18,905	18,905
C000183136_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	38.21%
C000183136_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.53%
C000183136_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	14.61%
C000183136_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	38.49%
C000183136_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.67%
C000183136_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.76%
C000218748_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI International Quality Index Fund
C000218748_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,000
C000218748_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,070
C000218748_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									14,644
C000218748_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,138
C000218748_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,600	$ 12,600	12,600	12,600	12,600	12,600	12,600
C000218748_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity International Quality Focus Index℠
C000218748_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,000
C000218748_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,074
C000218748_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									14,711
C000218748_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,236
C000218748_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,665	$ 12,665	12,665	12,665	12,665	12,665	12,665
C000218748_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) ex USA Index
C000218748_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,000
C000218748_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,310
C000218748_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									14,687
C000218748_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,073
C000218748_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,432	$ 12,432	12,432	12,432	$ 12,432	12,432	12,432
C000218748_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.81%
C000218748_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	10.05%
C000218748_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.97%
C000218748_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	10.41%
C000163541_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® SAI Emerging Markets Index Fund
C000163541_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,000
C000163541_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,940
C000163541_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													15,074
C000163541_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												13,173
C000163541_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											14,680
C000163541_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										15,882
C000163541_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									18,403
C000163541_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								12,718
C000163541_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,063	14,063	14,063	14,063	$ 14,063	14,063	14,063
C000163541_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets Index
C000163541_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,000
C000163541_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														12,019
C000163541_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													15,204
C000163541_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												13,306
C000163541_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											14,888
C000163541_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										16,119
C000163541_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									18,856
C000163541_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								13,008
C000163541_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,418	$ 14,418	14,418	14,418	$ 14,418	14,418	14,418
C000163541_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.48%
C000163541_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		3.42%
C000163541_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	6.45%
C000218747_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI International Momentum Index Fund
C000218747_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,000
C000218747_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,330
C000218747_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									14,679
C000218747_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,665
C000218747_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,428	$ 12,428	12,428	12,428	12,428	12,428	12,428
C000218747_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity International Momentum Focus Index℠
C000218747_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,000
C000218747_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,342
C000218747_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									14,753
C000218747_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,780
C000218747_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,499	$ 12,499	12,499	12,499	12,499	12,499	12,499
C000218747_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) ex USA Index
C000218747_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,000
C000218747_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,310
C000218747_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									14,687
C000218747_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,073
C000218747_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,432	$ 12,432	12,432	$ 12,432	12,432	12,432	12,432
C000218747_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.42%
C000218747_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	10.82%
C000218747_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	28.90%
C000218747_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	11.25%
C000195573_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® SAI International Value Index Fund
C000195573_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000195573_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													8,936
C000195573_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												9,394
C000195573_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											7,575
C000195573_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,781
C000195573_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									8,956
C000195573_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,770
C000195573_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,961	12,961	12,961	$ 12,961	12,961	12,961	12,961
C000195573_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity International Value Focus Index℠
C000195573_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000195573_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													9,030
C000195573_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												9,524
C000195573_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											7,670
C000195573_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,972
C000195573_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									9,158
C000195573_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,962
C000195573_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	13,288	13,288	13,288	$ 13,288	13,288	13,288	13,288
C000195573_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) ex USA Index
C000195573_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000195573_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													9,061
C000195573_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,101
C000195573_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											9,852
C000195573_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,794
C000195573_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									9,645
C000195573_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,829
C000195573_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,487	$ 13,487	13,487	$ 13,487	$ 13,487	13,487	13,487
C000195573_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	20.34%
C000195573_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.65%
C000195573_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.85%
C000195573_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.22%
C000195573_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.89%
C000195573_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	4.22%
C000163542_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® SAI International Index Fund
C000163542_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,000
C000163542_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,190
C000163542_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													12,576
C000163542_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,677
C000163542_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											13,004
C000163542_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,158
C000163542_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									16,303
C000163542_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								12,554
C000163542_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,491	$ 14,491	14,491	14,491	$ 14,491	14,491	14,491
C000163542_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index
C000163542_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,000
C000163542_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,280
C000163542_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													12,715
C000163542_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,870
C000163542_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											13,211
C000163542_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,328
C000163542_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									16,574
C000163542_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								12,788
C000163542_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,662	$ 14,662	14,662	14,662	$ 14,662	14,662	$ 14,662
C000163542_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.26%
C000163542_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.38%
C000163542_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	6.69%
C000079292_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Series Global ex U.S. Index Fund
C000079292_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000079292_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																9,447
C000079292_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,514
C000079292_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,782
C000079292_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,783
C000079292_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,008
C000079292_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,736
C000079292_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										15,179
C000079292_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,449
C000079292_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								12,894
C000079292_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 15,937	$ 15,937	15,937	15,937	15,937	15,937	$ 15,937
C000079292_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI (All Country World Index) ex USA Index
C000079292_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	$ 10,000
C000079292_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																9,545
C000079292_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,583
C000079292_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,868
C000079292_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,910
C000079292_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,161
C000079292_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,862
C000079292_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										15,403
C000079292_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,613
C000079292_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								13,038
C000079292_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,238	$ 16,238	16,238	16,238	16,238	$ 16,238	$ 16,238
C000079292_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.60%
C000079292_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.83%
C000079292_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						4.77%
C000155835_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® SAI International Low Volatility Index Fund
C000155835_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000155835_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,610
C000155835_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														9,874
C000155835_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,272
C000155835_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,106
C000155835_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,538
C000155835_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,120
C000155835_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									13,643
C000155835_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,941
C000155835_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,371	$ 12,371	12,371	12,371	12,371	$ 12,371	12,371
C000155835_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity SAI International Low Volatility Index Fund Linked Index℠
C000155835_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000155835_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,703
C000155835_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														9,922
C000155835_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,376
C000155835_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,234
C000155835_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,745
C000155835_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,318
C000155835_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									13,908
C000155835_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,204
C000155835_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,606	12,606	12,606	12,606	12,606	$ 12,606	12,606
C000155835_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity International Low Volatility Focus Index℠
C000155835_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000155835_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,610
C000155835_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														9,874
C000155835_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,272
C000155835_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,106
C000155835_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,686
C000155835_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,265
C000155835_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									13,843
C000155835_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,152
C000155835_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,548	$ 12,548	12,548	12,548	12,548	$ 12,548	12,548
C000155835_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	16.34%
C000155835_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		2.80%
C000155835_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.94%
C000155835_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	17.05%
C000155835_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		2.97%
C000155835_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	4.22%
C000155835_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	17.05%
C000155835_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		2.97%
C000155835_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent
C000155834_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® SAI U.S. Low Volatility Index Fund
C000155834_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000155834_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,220
C000155834_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,993
C000155834_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													13,038
C000155834_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												14,184
C000155834_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											16,684
C000155834_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										17,044
C000155834_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									22,369
C000155834_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								20,492
C000155834_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 21,801	$ 21,801	21,801	21,801	21,801	$ 21,801	21,801
C000155834_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity SAI U.S. Low Volatility Index Fund Linked Index℠
C000155834_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000155834_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,235
C000155834_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,023
C000155834_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													13,098
C000155834_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												14,264
C000155834_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											16,795
C000155834_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										17,177
C000155834_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									22,550
C000155834_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								20,677
C000155834_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,013	22,013	22,013	22,013	22,013	$ 22,013	22,013
C000155834_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity U.S. Low Volatility Focus Index℠
C000155834_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																$ 10,000
C000155834_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															$ 10,220
C000155834_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														$ 10,993
C000155834_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													$ 13,038
C000155834_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												$ 14,184
C000155834_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											$ 16,549
C000155834_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										$ 16,927
C000155834_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									$ 22,221
C000155834_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								$ 20,375
C000155834_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 21,692	$ 21,692	$ 21,692	$ 21,692	$ 21,692	$ 21,692	$ 21,692
C000155834_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	29.21%
C000155834_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.04%
C000155834_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	11.63%
C000155834_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	29.39%
C000155834_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.14%
C000155834_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	11.76%
C000155834_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	29.39%
C000155834_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.14%
C000155834_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent